Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2013
Land Use Rights, Net [Abstract]
Land Use Rights, Net
	December 31,
	2012	2013

Land use rights	$73,785	$77,590
Less: accumulated depreciation and amortization	140	1,892

Land use rights, net	$73,645	$75,698